Accumulated Other Comprehensive Earnings	12 Months Ended
Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [abstract]
Accumulated Other Comprehensive Earnings	Accumulated Other Comprehensive Earnings
The components of, and changes in, accumulated other comprehensive earnings are as follows:

	2021	2020
Currency translation adjustment
Opening balance, Jan. 1	(21)	(21)
Losses on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax	(14)	(11)
Gains on financial instruments designated as hedges of foreign operations, net of reclassifications to net earnings, net of tax	—	11
Balance, Dec. 31	(35)	(21)
Cash flow hedges
Opening balance, Jan. 1	436	527
Losses on derivatives designated as cash flow hedges, net of reclassifications to net earnings and to non-financial assets, net of tax(1)	(208)	(91)
Balance, Dec. 31	228	436

Employee future benefits
Opening balance, Jan. 1	(66)	(55)
Net actuarial gains (losses) on defined benefit plans, net of tax(2)	37	(11)
Balance, Dec. 31	(29)	(66)
Other
Opening balance, Jan. 1	(47)	3
Intercompany investments at FVOCI	29	(50)
Balance, Dec. 31	(18)	(47)
Accumulated other comprehensive earnings	146	302
(1) Net of income tax of $57 million for the year ended Dec. 31, 2021 (2020 — $23 million).
(2) Net of income tax of $11 million for the year ended Dec. 31, 2021 (2020 — $3 million).